Trade receivables (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade receivables [Abstract]
Total trade receivables	$ 292,972	$ 201,536
Contract assets	65,443	68,950
Allowance for doubtful accounts	(14,385)	(22,303)	$ (28,310)
Trade receivables, net	344,030	248,183
Maritime [Member] | Shipyards [Member]
Trade receivables [Abstract]
Total trade receivables	34,325	18,897
Maritime [Member] | Tugboats [Member]
Trade receivables [Abstract]
Total trade receivables	19,406	26,149
Maritime [Member] | Parcel Tankers [Member]
Trade receivables [Abstract]
Total trade receivables	18,217	12,350
Maritime [Member] | Offshore Vessels [Member]
Trade receivables [Abstract]
Total trade receivables	4,737	13,542
Maritime [Member] | Bulk Carrier [Member]
Trade receivables [Abstract]
Total trade receivables	906	1,017
Maritime [Member] | Others [Member]
Trade receivables [Abstract]
Total trade receivables	173	182
Ports and Terminals [Member] | Shipping Agencies [Member]
Trade receivables [Abstract]
Total trade receivables	128,300	39,877
Ports and Terminals [Member] | Port Services [Member]
Trade receivables [Abstract]
Total trade receivables	10,732	8,843
Ports and Terminals [Member] | Commercial Leases [Member]
Trade receivables [Abstract]
Total trade receivables	93	233
Logistics, Warehousing and Other Businesses [Member] | Warehousing [Member]
Trade receivables [Abstract]
Total trade receivables	44,820	47,695
Logistics, Warehousing and Other Businesses [Member] | Repair of Containers [Member]
Trade receivables [Abstract]
Total trade receivables	28,986	31,142
Logistics, Warehousing and Other Businesses [Member] | Automotive Services [Member]
Trade receivables [Abstract]
Total trade receivables	1,112	446
Logistics, Warehousing and Other Businesses [Member] | Other Businesses [Member]
Trade receivables [Abstract]
Total trade receivables	$ 1,165	$ 1,163